CREDIT LOSSES (Schedule of allowance for credit losses) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Balance, at beginning of period	$ 13,796	$ 24,602
Provision for expected credit losses	214	621
Recoveries collected	(68)	(9,613) [1]
Amounts written off charged against the allowance and others	0	(1,814)
Balance, at end of period	$ 13,942	$ 13,796

[1]	On May 28, 2024, the Company announced that it had reached a settlement agreement with a South American customer to collect a debt of $12,000 thousand and terminate the arbitration proceeding against the Company and its subsidiary. Such Settlement Agreement relates to a debt for which the Company fully recorded a credit loss provision in the fourth quarter of 2022. The settlement agreement includes a waiver by the customer of all its claims against the Company and its subsidiaries. During 2024, the Company collected $9,064 thousand from the customer and is actively working to collect the remaining balance of the debt in accordance with the settlement agreement.